Long term investment (Details) - ZHEJIANG JIAHUAN - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long term investment: unlisted investment amortized cost	¥ 69	¥ 69
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Long term investment: unlisted investment fair value	¥ 69	¥ 69